Amount of Cash and Cash Equivalents and Bank Deposits by Original Maturity (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash Cash Equivalent And Bank Deposits [Line Items]
Cash and cash equivalents	$ 59,591	371,256	$ 123,254	767,885	626,796	486,012
Short-term time deposits with maturity over three months but within one year	38,057	237,100		43,000
Long-term time deposits with maturity between one and two years	$ 3,210	20,000		169,000